MFS(R) Strategic Income Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below.

Portfolio Managers                 Primary Role            Since     Title and Five Year History
William J. Adams                  Debt Securities          2004      Senior  Vice  President  of MFS;  employed  in the
                                 Portfolio Manager                   investment management area of MFS since 1997.

Matthew W. Ryan                    International         May 2005    Senior  Vice  President  of MFS;  employed  in the
                                Government/Emerging                  investment management area of MFS since 1997.
                              Market Debt Securities
                                 Portfolio Manger


                   The date of this Supplement is May 1, 2005.